Average Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio
Apr. 29, 2024
Select Telecommunications Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.27%
Past 5 years	4.68%
Past 10 years	4.35%
Select Telecommunications Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.29%
Past 5 years	2.81%
Past 10 years	2.57%
Select Telecommunications Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.93%
Past 5 years	3.63%
Past 10 years	3.28%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXYR4
Average Annual Return:
Past 1 year	6.73%
Past 5 years	2.36%
Past 10 years	2.43%